                                    COLONIAL

                                  INTERMEDIATE

                                  HIGH INCOME

                                      FUND




                                 Annual Report

                                October 31, 1997

--------------------------------------------------------------------------------

                     COLONIAL INTERMEDIATE HIGH INCOME FUND

                                   HIGHLIGHTS

                      NOVEMBER 1, 1996 - OCTOBER 31, 1997

INVESTMENT OBJECTIVE: Colonial Intermediate High Income Fund seeks high current income and total return by investing primarily in lower-rated corporate debt securities.

 THE FUND IS DESIGNED TO OFFER:

     x     High monthly income potential
     x     Attractive long-term total return potential
     x     Broad diversification

PORTFOLIO MANAGER COMMENTARY: "The Fund remains well diversified with exposure in many sectors of the market. This includes companies exhibiting stable cash flow such as domestic cable companies; companies in growth areas such as satellite and wireless communications; and less cyclical companies such as supermarkets and consumer nondurables. As we look ahead, we anticipate some volatility in the equity market which could impact the high yield market. Additionally, we see potential for a slowdown in earnings of U.S. companies, resulting from weakness in the financial markets abroad and a reduction in exports. As a result, we expect to pare back some of our cyclical holdings."

                                                                -Andrea Feingold

               COLONIAL INTERMEDIATE HIGH INCOME FUND PERFORMANCE

--------------------------------------------------------------------------------
        Distributions declared per share                       $0.702
--------------------------------------------------------------------------------
                                                   NAV              MARKET PRICE
        12-month total return, assuming
        reinvestment of all distributions         16.32%               16.97%
--------------------------------------------------------------------------------
        Price per share                           $7.27                $7.56
--------------------------------------------------------------------------------
Top Corporate Issuers*                            Top Five Sectors*

1.Nextel Communication, Inc. ....  3.1%  1. Manufacturing ................ 21.6%
2.Revlon ........................  2.7%  2. Transportation, Electric,
3.Mesa Operating Co. ............  2.3%     Gas, Sanitation Services ..... 13.9%
4.Cablevision Systems Corp. .....  2.3%  3. Services ..................... 13.8%
5.Allied Waste Industries .......  2.2%  4. Chemicals .................... 10.7%
                                         5. Mining & Energy ..............  8.1%


*Corporate issuers are calculated as a percent of total investments. Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold securities of these issuers or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's annual report for      [PICTURE OF HAROLD
the 12-month period ended October 31, 1997. This report     W. COGGER]
gives us the opportunity to reflect on the investment environment for the past year and on the performance of your Fund.

The economy continues to show signs of well-balanced growth with subdued inflation. This positive economic environment enabled companies to generate strong cash flow by issuing equity, high yield bonds, and financing at a relatively low interest rate. In turn, strong demand positively impacted the Fund's performance.

At the end of the period, the stock market experienced an anticipated correction. We expect to see some degree of volatility in the high yield market in the coming months as lower than expected corporate earnings are reported. The corporate earnings that drive the movement of the stock market are the same corporate earnings that impact a corporation's ability to pay its high yield debt.

Even though there is an inherent line between the two sectors, investors in the high yield market could benefit from stock market performance while enjoying the reduced level of risk typically associated with the bond market. To help reduce the impact of market volatility, we offer professional management and broad diversification, while remaining committed to providing monthly income on your behalf.

As always, we thank you for the opportunity to help meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
December 10, 1997



Because market conditions change frequently, there can be no assurance that the trends described herein will continue, come to pass or affect Fund performance.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                         INFORMATION ABOUT YOUR FUND'S

                              INVESTMENT POLICIES

At their meeting held on April 18, 1997, your Trustees approved a change to the Fund's investment objective. Previously, the investment objective was to "provide high current income by investing in high yield fixed income securities." Under the restated objective, the Fund will "seek high current income and total return by investing primarily in lower-rated corporate debt securities."

The Trustees also approved several changes to the Fund's investment policies, which will:

* Eliminate the requirements imposed by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's) relating to the rating of the Senior Extendible Notes (Notes). The Fund redeemed the Notes on July 15, 1996.

* Eliminate a restriction on the Fund's investments in securities rated below CCC (by S&P) or Caa (by Moody's). The Fund may invest, under normal conditions, 80% of its total assets (other than cash and government securities) in lower-rated debt securities. The Fund may purchase bonds in the lowest rating categories (C for Moody's and D for S&P) and comparable unrated securities. However, the Fund will only purchase securities rated Ca or lower by Moody's or CC or lower by S&P if the Adviser believes that the quality of such securities is higher than indicated by the rating.

* Eliminate a 20% restriction on the Fund's investment of its assets in unrated securities. *Allow the Fund to invest up to 20% of its total assets in common stocks, usually as a result of warrants associated with debt instruments purchased by the Fund, but also under certain circumstances to seek capital appreciation.

* Allow the Fund to invest more than 20% of its assets in zero coupon securities and securities that pay interest with more securities (so-called "payment-in-kind" securities). The Fund may invest in debt securities of any payment method including, fixed and adjustable interest rates, zero coupon securities, step coupon bonds and payment-in-kind securities. When economic conditions cause a narrowing of yield spreads between these securities and higher-rated securities, the Fund may invest up to 100% of its assets in higher-rated securities. The dollar weighted average maturity of the Fund's portfolio will normally be between 3 and 10 years.

* Allow the Fund to make temporary cash investments in additional types of money market securities.

The changes in the Fund's investment policies parallel those that have been made over time for similar Colonial open-end funds. The Trustees believe these changes are in the best interests of shareholders.

--------------------------------------------------------------------------------
                                        4

                              INVESTMENT PORTFOLIO

                         OCTOBER 31, 1997 (IN THOUSANDS)

CORPORATE FIXED INCOME BONDS &
NOTES (a) - 93.9%                                               PAR        VALUE
--------------------------------------------------------------------------------
MANUFACTURING - 42.1%
      CHEMICALS & ALLIED PRODUCTS - 10.9%
      Agricultural Minerals & Chemical Co., L.P.,
                          10.750% 09/30/03                  $ 2,250       $2,413

      Applied Extrusion Technologies Inc.,
                          11.500% 04/01/02                    1,500        1,605

      Hydrochem Industrial Service,
                          10.375% 08/01/07 (b)                  490          506

      LaRoche Industries, Inc.,
                           9.500% 09/15/07 (b)                1,000          992

      PCI Chemicals Canada, Inc.,
                           9.250% 10/15/07 (b)(c)               250          250

      Revlon Consumer Products Corp.,
                          10.500% 02/15/03
                                                              2,250        2,374
      Revlon Worldwide Corp.,
                          (d)     03/15/01
                                                              1,725        1,182
      Sterling Chemicals, Inc.,
                          11.750% 08/15/06                    1,000        1,110

      Texas Petrochemical Corp.,
                          11.125% 07/01/06                    2,000        2,205

      Trans-Resources Corp.,
                          11.875% 07/01/02                    1,500        1,575
                                                                     -----------
                                                                          14,212
                                                                     -----------

      ELECTRONIC & ELECTRICAL EQUIPMENT - 4.2%
      Amphenol Corp.,
                           9.875% 05/15/07                    1,225        1,286

      L-3 Communications Corp.,
                          10.375% 05/01/07                      500          539

      LDM Technologies, Inc.,
                          10.750% 01/15/07                    1,275        1,393

      Unisys Corp.,
                          11.750% 10/15/04                    2,000        2,260
                                                                     -----------
                                                                           5,478
                                                                     -----------

      FABRICATED METAL - 2.4%
      Euramax International, PLC,
                          11.250% 10/01/06                    1,500        1,620

      Renco Metals, Inc.,
                          11.500% 07/01/03                      500          530

      US Can Corp.,
                          10.125% 10/15/06                    1,000        1,042
                                                                     -----------
                                                                           3,192
                                                                     -----------

                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (a) - CONT.                                               PAR        VALUE
--------------------------------------------------------------------------------
MANUFACTURING - CONT.
      FOOD & KINDRED PRODUCTS - 3.0%
      Chiquita Brands International, Inc.,
                          10.250% 11/01/06                  $ 1,000      $ 1,085

      Pilgrim's Pride Corp.,
                          10.875% 08/01/03                      450          472

      Sun World International Corp.,
                          11.250% 04/15/04 (b)                1,280        1,373

      Windy Hill Pet Food Co., Inc.,
                           9.750% 05/15/07
                                                              1,000        1,015
                                                                     -----------

                                                                           3,945
                                                                     -----------

      MACHINERY & COMPUTER EQUIPMENT - 1.9%
      IMO Industries,
                          11.750% 05/01/06                    1,370        1,507
      Nortek, Inc.,

                           9.875% 03/01/04                    1,000        1,015
                                                                     -----------

                                                                           2,522
                                                                     -----------

      MEASURING & ANALYZING INSTRUMENTS - 0.4%
      Intertek Finance, PLC,
                          10.250% 11/01/06                      500          520
                                                                     -----------

      MISCELLANEOUS MANUFACTURING - 7.0%
      Clark-Schwebel, Inc.,
                          10.500% 04/15/06                    1,000        1,080

      ISP Holdings, Inc.:
                           9.000% 10/15/03                    1,000        1,037
                           9.750% 02/15/02                    1,500        1,586
      Insilco Corp.,
                          10.250% 08/15/07 (b)                  800          834

      Keystone Consolidated Industries, Inc.,
                           9.625% 08/01/07 (b)
                                                              1,500        1,522
      Polymer Group, Inc.,
                           9.000% 07/01/07                    1,000        1,000
      Shop Vac Corp.,
                          10.625% 09/01/03                    1,000        1,070
      Syratech Corp.,
                          11.000% 04/15/07                    1,000          965
                                                                     -----------

                                                                           9,094
                                                                     -----------
      PAPER PRODUCTS - 4.1%
      Gaylord Container Corp.,
                           9.750% 06/15/07 (b)(c)             1,000        1,020


                      Investment Portfolio/October 31, 1997
--------------------------------------------------------------------------------

      Repap New Brunswick, Inc.:
                           9.875% 07/15/00                   $  500       $  512
                          10.625% 04/15/05                    1,000        1,000
      Riverwood International Corp.,
                          10.625% 08/01/07 (b)                1,500        1,575
      Stone Container Corp.,
                          12.250% 04/01/02                    1,250        1,306
                                                                     -----------
                                                                           5,413
                                                                     -----------
      PETROLEUM REFINING - 0.2%
      Benton Oil & Gas Co.,
                           9.375% 11/01/07                      300          297
                                                                     -----------

      PRIMARY METAL - 3.0%
      Algoma Steel, Inc.,
                          12.375% 07/15/05                    1,500        1,732
      Kaiser Aluminum & Chemical Corp.,
                          10.875% 10/15/06                    2,000        2,205
                                                                     -----------
                                                                           3,937
                                                                     -----------
      PRINTING & PUBLISHING - 0.8%
      Hollinger International Publishing,
                           9.250% 03/15/07                    1,000        1,030
                                                                     -----------
      RUBBER & PLASTIC - 1.2%
      Burke Industries, Inc.,
                          10.000% 08/15/07 (b)                1,500        1,552
                                                                     -----------

      STONE, CLAY, GLASS & CONCRETE - 0.4%
      Anchor Glass Container Corp.,
                          11.250% 04/01/05 (b)                  500          541
                                                                     -----------
      TEXTILE MILL PRODUCTS - 0.1%
      Collins & Aikman Floorcoverings Co.,
                          10.000% 01/15/07                      100          103
                                                                     -----------
      TRANSPORTATION EQUIPMENT - 2.5%
      Aftermarket Technology Corp.,
       Series B,
                          12.000% 08/01/04                      860          955
      Collins & Aikman Products Co.,
                          11.500% 04/15/06                    2,000        2,265
                                                                     -----------
                                                                           3,220
                                                                     -----------
--------------------------------------------------------------------------------
MINING & ENERGY - 9.8%
      CRUDE PETROLEUM & NATURAL GAS - 2.3%
      Mesa Operating Co.,
                          10.625% 07/01/06                    1,250        1,437

                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (a) - CONT.                                               PAR        VALUE
--------------------------------------------------------------------------------
MINING & ENERGY - CONT.
      CRUDE PETROLEUM & NATURAL GAS - CONT.
      Mesa Operating Co.,
       stepped coupon,
                         (11.625% 07/01/06 (e) 7/01/01)       $2,000      $1,605
                                                                      ----------
                                                                           3,042
                                                                      ----------
      OIL & GAS EXTRACTION - 4.7%
      Forcenergy, Inc.,
                           9.500% 11/01/06                      550          578
      HS Resources, Inc.,
                           9.250% 11/15/06                      500          514
      Nuevo Energy Co.,
                           9.500% 04/15/06                    1,100        1,177
      Pride Petroleum Services, Inc.,
                           9.375% 05/01/07                      500          530
      Santa Fe Energy Resources, Inc.,
                          11.000% 05/15/04                    1,500        1,631
      United Meridian Corp.,
                          10.375% 10/15/05                    1,610        1,755
                                                                      ----------
                                                                           6,185
                                                                      ----------

      OIL & GAS FIELD SERVICES - 2.8%
      Magnum Hunter Resources, Inc.,
                          10.000% 06/01/07 (b)                  750          769
      Parker Drilling Corp.,
                           9.750% 11/15/06                    1,500        1,605
      Petsec Energy, Inc.,
                           9.500% 06/15/07 (b)                1,250        1,284
                                                                      ----------
                                                                           3,658
                                                                      ----------
--------------------------------------------------------------------------------
RETAIL TRADE - 4.3%
      FOOD STORES
      Pathmark Stores, Inc.,
                           9.625% 05/01/03                    1,500        1,417
      Ralphs Grocery Co.,
                          10.450% 06/15/04                    1,475        1,623
      Shoppers Food Warehouse Corp.,
                           9.750% 06/15/04 (b)                1,500        1,500
      Star Markets Co.,
                          13.000% 11/01/04                    1,000        1,137
                                                                      ----------
                                                                           5,677
                                                                      ----------


                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
SERVICES - 14.2%
      AMUSEMENT & RECREATION - 0.6%
      E&S Holdings,
                          10.375% 10/01/06               $ 1,000          $ 850
                                                                     -----------
      BUSINESS SERVICES - 4.9%
      AmeriServ Food Co.,
                          10.125% 07/15/07 (b)                2,000        2,080
      Borg Warner Security Corp.,
                           9.625% 03/15/07                    1,500        1,549
      DecisionOne Corp.,
                           9.750% 08/01/07                      500          515
      Loomis Fargo & Co.,
                          10.000% 01/15/04                    1,000          985
      Pierce Leahy Corp.,
                          11.125% 07/15/06                    1,105        1,249
                                                                     -----------
                                                                           6,378
                                                                     -----------
      HOTEL, CAMPS & LODGING - 8.7%
      Eldorado Resorts Corp.,
                          10.500% 08/15/06                    2,005        2,185
      Harvey Casinos Resorts,
                          10.625% 06/01/06                    1,750        1,907
      HMH Properties, Inc.,
                           9.500% 05/15/05                    1,500        1,583
      Horseshoe Gaming, LLC,
                           9.375% 06/15/07 (b)                1,500        1,534
      Showboat, Inc.,
                          13.000% 08/01/09                    2,250        2,588
      Station Casinos, Inc.,
                          10.125% 03/15/06                      500          506
      Wyndham Hotel Corp.,
                          10.500% 05/15/06                    1,000        1,143
                                                                     -----------
                                                                          11,446
                                                                     -----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 23.5%
      AIR TRANSPORTATION - 3.8%
      U.S. Air, Inc.,
                          10.375% 03/01/13                    2,000        2,235
      ValueJet, Inc.,
                          10.500% 04/15/01                    1,500        1,489
      Mohegan Tribal Gaming,
                          13.500% 11/15/02                    1,000        1,280
                                                                     -----------
                                                                           5,004
                                                                     -----------

                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (a) - CONT.                                               PAR        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - CONT.
      BROADCASTING - 5.3%
      Allbritton Communications Co.,
                           9.750% 11/30/07                   $2,000      $ 2,010
      Sullivan Broadcasting, Inc.,
                          10.250% 12/15/05                    2,000        2,115
      Young Broadcasting Corp.,
                          11.750% 11/15/04                    2,500        2,756
                                                                     -----------
                                                                           6,881
                                                                     -----------

      CABLE - 3.2%
      Diamond Cable Communication PLC,
       stepped coupon,
                         (10.750% 02/15/07 (e)02/15/02)       1,000          648
      Marcus Cable Co., L.P.,
                          11.875% 10/01/05                    1,500        1,627
      Telewest Communication PLC,
       stepped coupon,
                         (11.000% 10/01/07 (e)10/01/00)       2,500        1,875
                                                                     -----------
                                                                           4,150
                                                                     -----------

      COMMUNICATIONS - 0.7%
      Echostar Communications Corp.,
       stepped coupon,
                         (12.875% 06/01/04 (e)06/01/99)       1,000          895
                                                                     -----------
      SANITARY SERVICES - 2.2%
      Allied Waste North America,
                          10.250% 12/01/06 (b)                2,000        2,170
      Allied Waste Industries, Inc.,
       stepped coupon,
                        (11.3000% 06/01/07 (e)06/01/02)       1,000          680
                                                                     -----------
                                                                           2,850
                                                                     -----------

      TELECOMMUNICATIONS - 7.7%
      Brooks Fiber Properties, Inc.,
       stepped coupon,
                         (10.875% 03/01/06 (e)03/01/01)         250          202
      BTI Telecom Corp.,
                             10.500% 09/15/07 (b)               500          495
      Comcast Cellular Holdings, Inc.,
                           9.500% 05/01/07                    1,500        1,553
      Intermedia Communications, Inc.,
       stepped coupon,
                          (11.25% 07/15/07 (e)07/15/02)       1,000          655


                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
      Metrocall, Inc.,
                           9.750% 11/01/07 (b)               $  750       $  743
      Metronet Communications-Units,
                          12.000% 08/15/07 (b)(f)               250          278
      Nextel Communications, Inc.,
       stepped coupon:
                          (9.750% 08/15/04 (e)02/15/99)       2,000        1,710
                          (9.750% 10/31/07 (b)(e)10/31/02)    2,000        1,143
      Pegasus Communications Corp.,
                           9.625% 10/15/05 (b)                  500          501
      RCN Corp.,
       stepped coupon,
                         (11.125% 10/15/07 (b)(e)10/15/02)      750          431
      Sprint Spectrum L.P.,
       stepped coupon,
                         (12.500% 08/15/06 (e)08/15/01)       2,000        1,540
      Teleport Communications Group, Inc.,
       stepped coupon,
                         (11.125% 07/01/07 (e)7/01/01)        1,000          785
                                                                     -----------
                                                                          10,036
                                                                     -----------

      TRANSPORTATION SERVICES - 0.6%
      Williams Scotsman, Inc.,
                           9.875% 06/01/07                      750          773
                                                                     -----------

  TOTAL CORPORATE FIXED INCOME
      BONDS & NOTES (cost of $117,625)
                                                                         122,881
                                                                     -----------

COMMON STOCKS - 0.3%                                         SHARES
--------------------------------------------------------------------------------
MINING & ENERGY - 0.2%
      OIL & GAS EXTRACTION
      Pioneer Natural Resources   (g)                             8          327
                                                                     -----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 0.1%
      COMMUNICATIONS - 0.1%
      Nextel Communications, Inc. Class A (g)(h)                  3           79
                                                                     -----------
      MOTOR FREIGHT & WAREHOUSING - 0.0%
      St. Johnsbury Trucking Co. (g)(h)                          79            1
      Sun Carriers, Inc. (g)(h)                                 326            3
                                                                     -----------

                                                                               4
                                                                     -----------

TOTAL COMMON STOCKS (cost of $1,301)                                         410
                                                                     -----------

                      Investment Portfolio/October 31, 1997

--------------------------------------------------------------------------------
PREFERRED STOCKS - 5.8%                                      SHARES        VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
      DEPOSITORY INSTITUTIONS
      Cal Fed Bancorp, Inc.
       9.125%, Series A                                           9  $       224
                                                                     -----------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 5.6%
      CABLE - 4.2%
      Cablevision Systems Corp:
       11.750%, Series H, PIK                                    10        1,168
       11.125%, Series M, PIK                                    16        1,796
      Time Warner, Inc.,
      10.25%, Series M                                            2        2,501
                                                                     -----------
                                                                           5,465
                                                                     -----------

      COMMUNICATIONS - 1.4%
      Nextel Communications, Inc. (b)
       13.000%, PIK,
                                                                  1        1,090
      American Communications Services, Inc., (b)
       12.750%,                                                 (i)
                                                                             456
      K-III Communications Corp., (b)
       9.200%,
                                                                  3          294
                                                                     -----------
                                                                           1,840
                                                                     -----------

TOTAL PREFERRED STOCKS (cost of $7,130)
                                                                           7,529
                                                                     -----------

ADJUSTABLE RATE PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
      GAS & SANITARY SERVICES - 0.0%
      Telecommunication
      Nextlink Communications 14.000%,                          (i)           11
                                                                     -----------
TOTAL ADJUSTABLE RATE PREFERRED STOCKS  (cost of $9)
                                                                              11
                                                                     -----------

TOTAL INVESTMENTS - 100.0% (cost of $126,065)(j)
                                                                         130,831
                                                                     -----------

SHORT-TERM OBLIGATIONS                                          PAR
--------------------------------------------------------------------------------
      Fed Home Loan Mortgage Corp.,
                       5.370% (k) 01/26/98 (l)           $ 2,000           1,975
                       5.520% (k) 11/03/97                 1,472           1,471
                                                                     -----------
                                                                           3,446
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS (cost of $3,447)                              3,446
                                                                     -----------

                      Investment Portfolio/October 31, 1997
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET                                      $  (26,503)
--------------------------------------------------------------------------------

NET ASSETS                                                             $ 107,774
                                                                    ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

      (a) Industry classification percentages are based on total investments. Total investments represents 121.4% of the Fund's net assets.

      (b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, the value of these securities amounted to $24,933 or 23.1% of net assets.

      (c) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

      (d)   Zero coupon bond.

      (e) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

      (f) Each unit consists of one senior discount note and one warrant to purchase common stock.

      (g)   Non-income producing.

      (h) Represents fair value as determined in good faith under the direction of the Trustees.

      (i)   Rounds to less than one.

      (j)   Cost for federal income tax purposes is the same.

      (k)   Rate represents yield at date of purchase.

      (l) This security with a total market value of $1,975, is being used to collateralize the delayed purchase indicated in note (c) above.

                        Acronym                                   Name
                      ------------                          ---------------
                          PIK                                Payment-In-Kind











See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 31, 1997

(in thousands except for per share amount)
ASSETS
Investments at value (cost $126,065)                             $ 130,831
Short-term obligations (cost $3,447)                                 3,446
                                                                 ---------
                                                                   134,277
Cash                                             $   1,062
Receivable for:
  Interest                                           2,835
  Investments sold                                   1,275
  Dividends                                             33
Other                                                    9           5,214
                                                 ---------       ---------
     Total Assets                                                  139,491

LIABILITIES
Payable for:
  Investments purchased                              2,669
  Distributions                                        845
  Interest                                             787
Accrued:
  Deferred Trustees fees                                 2
  Other                                                 14
Notes payable                                       27,400
                                                 ---------
     Total Liabilities                                              31,717
                                                                 ---------

NET ASSETS  at value for 14,818
  shares of beneficial interest outstanding                      $ 107,774
                                                                 ---------

Net asset value per share                                        $    7.27
                                                                 ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $ 132,746
Undistributed net investment income                                    263
Accumulated net realized loss                                      (30,000)
Net unrealized appreciation                                          4,765
                                                                 ---------
                                                                 $ 107,774
                                                                 ---------

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 1997


(in thousands)
INVESTMENT INCOME
Interest                                                                  $ 12,703
Dividends                                                                      363
                                                                          --------
                                                                            13,066
EXPENSES
Management fee                                             $    680
Transfer agent                                                   51
Bookkeeping fee                                                  46
Trustees fee                                                     14
Custodian fee                                                    12
Audit fee                                                        41
Legal fee                                                        19
Reports to shareholders                                          12
Other                                                            67
                                                           --------
   Total operating expenses                                     942
Interest expense                                              2,048
                                                           --------
   Total expenses                                             2,990
Custodian Credits Earned                                         (7)         2,983
                                                           --------       --------
       Net Investment Income                                                10,083
                                                                          --------



NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                             3,311
Change in net unrealized appreciation during
  the period                                                  2,525
                                                           --------
       Net Gain                                                              5,836
                                                                          --------

Increase in Net Assets from Operations                                    $ 15,919
                                                                          --------












See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             Year ended
(in thousands)                                               October 31
                                                     ---------------------------
INCREASE (DECREASE) IN NET ASSETS                       1997              1996
Operations:
Net investment income                                $  10,083         $   9,809
Net realized gain                                        3,311             2,367
Net unrealized appreciation                              2,525             1,553
                                                     ---------         ---------
     Net Increase from Operations                       15,919            13,729
Distributions from net investment income               (10,294)           (9,870)
                                                     ---------         ---------
                                                         5,625             3,859
Fund share transactions
   Value of distributions reinvested                     2,224             2,082
                                                     ---------         ---------
        Total Increase                                   7,849             5,941
NET ASSETS
   Beginning of period
                                                        99,925            93,984
                                                     ---------         ---------
   End of period (including undistributed net
     investment income of $263 and $300,
     respectively)                                   $ 107,774         $  99,925
                                                     ---------         ---------

NUMBER OF FUND SHARES
Issued for distributions reinvested                        312               308
   Outstanding at
     Beginning of period                                14,506            14,198
                                                     ---------         ---------
     End of period                                      14,818            14,506
                                                     ---------         ---------








See notes to financial statements.

                             STATEMENT OF CASH FLOWS

                                                                      Year ended
(in thousands)                                                        October 31
                                                                      ----------
INCREASE (DECREASE) IN NET ASSETS                                        1997
                                                                      ----------
Operations:
Net investment income (a)                                               $ 8,385
Net increase in cash from investment activity (b)                           727
                                                                        -------
     Net Increase from Operations                                         9,112
Distributions from net investment income                                 (8,051)
                                                                        -------
                                                                          1,061
Cash
   Beginning of period                                                        1
                                                                        -------
   End of period                                                        $ 1,062
                                                                        -------



Notes to statement of cash flows:
a)  Reconciliation of net investment income:
       Net investment income per books                   $    10,083
       Net change in assets and liabilities related
         to income and expenses, including net
         accretion and amortization                           (1,698)
                                                         -----------
       Net investment income-cash basis                  $     8,385
                                                         -----------

b)  Net increase in cash from investment
       activity
       Receipts for investments sold                     $ 1,001,702
       Cost of investments purchased                      (1,000,975)
                                                         -----------
                                                         $       727
                                                         -----------








See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Intermediate High Income Fund (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the

                       Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------

Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October 31, 1997.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:  Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                 Notes to Financial Statements/October 31, 1997
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.


NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended October 31, 1997, purchases and sales of investments, other than short-term obligations, were $115,927,940 and $116,964,240, respectively, of which none and $2,318,589, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at October 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation            $ 6,245,892
   Gross unrealized depreciation             (1,480,936)
                                            -----------
           Net unrealized appreciation      $ 4,764,956
                                            -----------

Capital loss carryforwards: At October 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                        Year of               Capital loss
                       expiration             carryforward
                   --------------------     ----------------
                     1999                      $18,431,000
                     2000                        9,467,000
                     2003                        2,103,000
                                               -----------
                                               $30,001,000
                                               -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, sub-jecting it to greater risk than a fund that is more diversified.

NOTE 4.  LOAN AGREEMENT
--------------------------------------------------------------------------------
At October 31, 1997, the Fund had a $27,400,000 term loan with Bank of America Illinois which bears interest at 7.33% per annum, due June 14, 1999. The Fund is required to maintain certain asset coverage with respect to the loan.

                               FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:



                                                            Year ended October 31
                                                  ---------------------------------------
                                                    1997            1996           1995
Net asset value -
   Beginning of period                           $  6.890          $ 6.620        $ 6.280
                                                 --------          -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.699(b)         0.699          0.696
Net realized and
unrealized gain (loss)                              0.383            0.258          0.340
                                                 --------          -------        -------
   Total from Investment
      Operations                                    1.082            0.957          1.036
                                                 --------          -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.702)          (0.687)        (0.696)
                                                 --------          -------        -------
Net asset value -
   End of period                                 $  7.270          $ 6.890        $ 6.620
                                                 --------          -------        -------

Market price per share                           $  7.562          $ 7.125        $ 6.875
                                                 --------          -------        -------
Total return - based on market
   value (a)                                        16.97%           14.62%         33.00%
                                                 --------          -------        -------

RATIOS TO AVERAGE NET ASSETS
Operating expenses                                   0.89%(b)         0.98%(b)       0.95%(b)
Interest and amortization of
  deferred debt issuance expenses                    1.96%            2.07%          1.94%
Total expenses                                       2.85%            3.05%          2.89%
Net investment income                                9.63%(b)        10.11%(b)      10.76%(b)
Portfolio turnover                                     92%              92%            92%
Net assets at end
of period (000)                                  $107,774          $99,925        $93,984

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                     Year ended October 31
                                                    -----------------------
                                                      1994            1993
Net asset value -
   Beginning of period                              $ 6.920         $ 6.430
                                                    -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
                                                      0.693           0.709
Net realized and
unrealized gain (loss)                               (0.587)          0.497
                                                    -------         -------
  Total from Investment
    Operations
                                                      0.106           1.206
                                                    -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income
                                                     (0.746)         (0.716)
                                                    -------         -------
Net asset value -
  End of period                                     $ 6.280         $ 6.920
                                                    -------         -------

Market price per share                              $ 5.750         $ 6.625
                                                    -------         -------
Total return - based on market
  value (a)                                           (2.80)%         17.89%
                                                    -------         -------

RATIOS TO AVERAGE NET ASSETS
Operating expenses                                     0.97%           1.00%
Interest and amortization of
  deferred debt issuance expenses                      1.91%           2.66%
Total expenses                                         2.88%           3.66%
Net investment income                                 10.40%          10.62%
Portfolio turnover                                      160%            135%
Net assets at end
of period (000)                                     $87,519         $95,164



(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

-----------------------------------------------------------------------------
SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                                 Involuntary
                    Total           Asset        liquidating     Approximate
                   amount         coverage       preference      market value
    Year        outstanding       per share        per unit      per unit
    ----        -----------       ---------      -----------     ------------
    1997        $27,400,000         393%             NA             100
    1996        $27,400,000         365%             NA             100
    1995        $27,400,000         343%             NA             100
    1994        $27,400,000         319%             NA             100
    1993        $27,400,000         347%             NA             100

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INTERMEDIATE HIGH INCOME FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1997

--------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares pu rchased under the Plan are held in uncertificated form. Each shareholder's pro xy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investors Services Group, the Plan agent, by mail at P.O. Box 1376, Boston, MA 02104 or by phone at 1-800-331-1710.




--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:
First Data Investors Services Group
P.O. Box 1376
Boston, MA 02104
1-800-331-1710


Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.



This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                                                          IH-02/351E-1097(12/97)
--------------------------------------------------------------------------------